Earnings per share (Tables)	12 Months Ended
Jun. 30, 2025
Earnings per share
Schedule of basic earnings per share
	06.30.2025	06.30.2024 Restated (ii)	06.30.2023 Restated (ii)
Profit for the year attributable to equity holders of the parent	96,148	127,197	228,761
Weighted average number of common shares outstanding	598	592	602
Basic earnings per share (i)	160.81	214.71	380.00
	06.30.2025	06.30.2024	06.30.2023
Weighted average number of shares outstanding	598	592	602
Concepts that affect dilution	64	110	83
Weighted average number of common shares diluted	662	702	685

Schedule of diluted earnings per share
	06.30.2025	06.30.2024 Restated (ii)	06.30.2023 Restated (ii)
Profit for the year per share attributable to equity holders of the parent	96,148	127,197	228,761
Weighted average number of common shares outstanding	662	702	685
Diluted earnings per share (i)	145.22	181.25	333.96